Shareholder Report, Average Annual Return (Details) 193539_Themes Lithium - Battery Metal Miners ETF_TF_TSR Annual {TF}	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Themes Lithium & Battery Metal Miners ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Themes Lithium & Battery Metal Miners ETF
Average Annual Return, Percent	31.27%	59.29%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	17.27%	18.59%
BITA Global Lithium and Battery Metals Select Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BITA Global Lithium and Battery Metals Select Index
Average Annual Return, Percent	31.32%	58.73%